Business and Organization (Details)	Sep. 30, 2017
Mr. Yu Han holding [Member]
Business and Organization (Textual)
Equity ownership interest	85.00%
Koulin Han holding [Member]
Business and Organization (Textual)
Equity ownership interest	15.00%